Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Disclosure of Operating Segment Information

Operating segment information June 30, 2023	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	—	—	—
Other income
Research material sales	191,721	—	191,721
Grant income	3,314,001	—	3,314,001
Net gain on fair value movement of warrants		131,896	131,896
Net gain on foreign exchange		623,511	623,511
Interest income		938,999	938,999

Total revenue and other income	3,505,722	1,694,406	5,200,128

Result
Segment Result	(41,431,305)	1,534,957	(39,896,348)

Profit/(loss) before income tax expense	(41,431,305)	1,534,957	(39,896,348)

Income tax expense	—	—	—

Loss after income tax expense			(39,896,348)
Total segment assets	147,448,990	—	147,448,990
Total segment liabilities	10,979,601	—	10,979,601

Operating segment information June 30, 202 2	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	170,369	—	170,369
Other income
Research material sales	84,018	—	84,018
Grant income	4,459,974	—	4,459,974
Net gain on fair value movement of warrants	—	591,070	591,070
Net gain on foreign exchange	—	1,228,122	1,228,122
Interest income	—	224,520	224,520

Total revenue and other income	4,714,361	2,043,712	6,758,073

Result
Segment Result	(33,929,768)	1,718,976	(32,210,792)

Profit/(loss) before income tax expense	(33,929,768)	1,718,976	(32,210,792)
Income tax expense			(34)

Loss after income tax expense			(32,210,826)

Total segment assets	102,169,550	—	102,169,550
Total segment liabilities	8,092,184	—	8,092,184

Operating segment information June 30, 2021	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	—	—	—
Other income
Research material sales	312,841	—	312,841
Grant income	3,549,965	—	3,549,965
Net gain on fair value movement of warrants	—	—	—
Net gain on foreign exchange	—	—	—
Interest income	—	105,327	105,327

Total revenue and other income	3,862,806	105,327	3,968,133

Segment Result	(19,665,904)	(10,236,687)	(29,902,591)

Profit/(loss) before income tax expense	(19,665,904)	(10,236,687)	(29,902,591)
Income tax expense			(33)

Loss after income tax expense			(29,902,624)

Total segment assets	82,030,533	—	82,030,533
Total segment liabilities	8,758,922	—	8,758,922